Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2012
Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 20, 2013
Document Effective Date	dei_DocumentEffectiveDate	Nov. 20, 2013
Prospectus Date	rr_ProspectusDate	Jan. 01, 2013
Supplement -- [Text Block]	wfahighyieldbd_SupplementTextBlock_04

SUPPLEMENT TO THE PROSPECTUSES

OF

WELLS FARGO ADVANTAGE INCOME FUNDS

For the Wells Fargo Advantage High Yield Bond Fund

(the "Fund")

The following is added in the sections entitled "Principal Investment Strategies" contained in both the Fund Summaries and The Funds sections:

Effective February 1, 2014, the following bullet is added to the list of bullets at the beginning of the section.

Up to 10% of the Fund's total assets in equity securities, including common and preferred stocks.

In addition, the following is added to the end of the first paragraph:

We may invest up to 10% of the Fund's total assets in equity securities, including common and preferred stocks. For equity securities, we seek out dividend yielding securities of companies that we believe have strong fundamental attributes. We may invest in equity securities of companies of any size.

(Wells Fargo Advantage High Yield Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective February 1, 2014, the following bullet is added to the list of bullets at the beginning of the section.

Up to 10% of the Fund's total assets in equity securities, including common and preferred stocks.

In addition, the following is added to the end of the first paragraph:

We may invest up to 10% of the Fund's total assets in equity securities, including common and preferred stocks. For equity securities, we seek out dividend yielding securities of companies that we believe have strong fundamental attributes. We may invest in equity securities of companies of any size.